ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

James M. Forbes
January 6, 2026	T +1 617 235 4765
james.forbes@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:  Putnam ETF Trust (the “Registrant”)

(Registration Nos. 333-253222 and 811-23643)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used with respect to Putnam Focused Large Cap Growth ETF, Putnam Focused Large Cap Value ETF, Putnam Sustainable Future ETF and Putnam Sustainable Leaders ETF, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement (“Amendment No. 31”), and (b) that Amendment No. 31 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 235-4765.

Very truly yours,

/s/ James M. Forbes
James M. Forbes

cc:	Venice Monagan, Esq., Franklin Templeton
Tara Gormel, Esq., Franklin Templeton